Related Party Transactions - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 12, 2021	Mar. 12, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 08, 2021
Related Party Transaction
Proceed from promissory note - related party			$ 150,000		$ 212,215
Repayment of promissory note - related party					212,215
Working capital loans warrant
Related Party Transaction
Outstanding balance of related party note			0	$ 0	$ 0
Promissory Note with Related Party
Related Party Transaction
Maximum borrowing capacity of related party promissory note						$ 300,000
Proceed from promissory note - related party		$ 212,215
Repayment of promissory note - related party	$ 212,215
Related Party Loans | Working capital loans warrant
Related Party Transaction
Loan conversion agreement warrant			$ 2,000,000	$ 2,000,000
Price of warrant			$ 1.50	$ 1.50
Proceeds held in trust account used to repay working capital loans				$ 0